Income Taxes (Tables)	6 Months Ended
Apr. 30, 2020
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Summary of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities comprise of the following:

Deferred Tax Assets and Liabilities

(millions of Canadian dollars)	As at
	April 30 2020	October 31 2019
Deferred tax assets
Allowance for credit losses	$1,394	$965
Trading loans	50	50
Employee benefits	779	844
Pensions	411	344
Losses available for carry forward	99	95
Tax credits	260	228
Intangibles	19	–

Other	100	88

Total deferred tax assets	3,112	2,614
Deferred tax liabilities
Securities	1,593	527
Land, buildings, equipment, and other depreciable assets	8	242
Deferred (income) expense	48	91
Intangibles	–	40

Goodwill	122	108

Total deferred tax liabilities	1,771	1,008

Net deferred tax assets	1,341	1,606
Reflected on the Consolidated Balance Sheet as follows:
Deferred tax assets	1,623	1,799

Deferred tax liabilities[1]	282	193
Net deferred tax assets	$1,341	$1,606
[1]	Included in Other liabilities on the Interim Consolidated Balance Sheet.